BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Deficit
Common stock, shares authorized	180,000,000	180,000,000	75,000,000
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	20,017,500	20,000,000	20,000,000
Common stock, shares outstanding	20,017,500	20,000,000
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock subscribed			20,000